CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 64,892	$ 2,060,332
Accounts receivable, net	96,287	2,952,293
Inventory	32,077	23,825
Contract assets	0	1,439,844
Due from related party	948,362	318,025
Prepaid expenses and other current assets	154,414	180,530
TOTAL CURRENT ASSETS	1,296,033	6,974,849
NON-CURRENT ASSETS:
Property and equipment, net	875,173	1,933,871
Operating lease right-of-use assets	1,020,585	2,724,226
Patents, net	229,604	267,875
Notes receivable, related party	1,612,565	1,049,248
Investment in related party	1,500,000	1,500,000
Joint venture	0	46,724
Intangible assets, net	0	390,330
Goodwill	0	6,462,153
Other assets, net	161,678	689,869
TOTAL NON-CURRENT ASSETS	5,399,605	15,064,296
TOTAL ASSETS	6,695,638	22,039,145
CURRENT LIABILITIES:
Accounts payable and accrued expenses	15,627,980	10,736,373
Contract liabilities	0	2,215,212
Loss provision for contracts in progress	0	945,928
Convertible notes, net	334,491	378,263
Notes payable, current	2,000,000	2,000,000
Derivative liability	597,318	306,467
Loan payable, current	468,067	472,700
Loan payable, related party	361,747	361,747
Secured debenture, current	137,406	136,353
Operating lease liabilities - current	213,821	512,373
Other current liabilities	82,568	472,217
TOTAL CURRENT LIABILITIES	19,823,398	18,537,633
NON-CURRENT LIABILITIES:
Secured debenture	961,844	954,474
Loan payable	306,011	328,508
Operating lease liabilities - non-current	907,124	2,547,524
TOTAL NON-CURRENT LIABILITIES	2,174,979	3,830,506
TOTAL LIABILITIES	21,998,376	22,368,139
Commitments and contingencies
STOCKHOLDERS' DEFICIT:
Common stock, par value $0.0001, 20,000,000,000 shares authorized, 7,639,945,289 and 6,427,395,360 shares issued as of September 30, 2023 and December 31, 2022, respectively	763,996	642,740
Treasury stock at cost, 100,000 shares at September 30, 2023 and December 31, 2022	(1,000)	(1,000)
Additional paid-in capital	49,538,461	44,602,052
Non-controlling interests	1,297,589	2,119,566
Accumulated other comprehensive income (loss)	(1,253,370)	(1,137,902)
Accumulated deficit	(65,649,298)	(46,555,334)
TOTAL STOCKHOLDERS' DEFICIT	(15,302,738)	(328,994)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	6,695,638	22,039,145
Series A Preferred Stock [Member]
STOCKHOLDERS' DEFICIT:
Preferred Stock, Value, Issued	1	1
Series D Convertible Preferred Stock [Member]
STOCKHOLDERS' DEFICIT:
Preferred Stock, Value, Issued	$ 883	$ 883